Pensions and Other Post-employment Benefit Obligations - Details of Net Defined Benefit Obligations by Country (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	€ 1,051	€ 1,126
Plan assets	(387)	(391)
Net defined benefit liability	664	735	€ 701
France [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	148	144
Plan assets	(3)
Net defined benefit liability	145	144
Germany [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	142	147
Plan assets	(1)	(1)
Net defined benefit liability	141	146
Switzerland [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	251	284
Plan assets	(177)	(181)
Net defined benefit liability	74	103
United States [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	509	550
Plan assets	(206)	(209)
Net defined benefit liability	303	341
Other countries [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	1	1
Net defined benefit liability	€ 1	€ 1